COMPARATIVE FIGURES	12 Months Ended
Feb. 28, 2017
COMPARATIVE FIGURES
COMPARATIVE FIGURES

20. COMPARATIVE FIGURES

        Certain comparative figures have been reclassified to conform to the presentation adopted in the current fiscal year. The Company reclassified an amount of $902 from hardware revenue to service revenue to conform with the current fiscal year presentation.